Subsequent Events - Additional Information (Details) $ in Thousands				3 Months Ended	12 Months Ended
	Feb. 29, 2024 USD ($) Option	Jan. 09, 2024 USD ($)	Jul. 24, 2023 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Subsequent Event [Line Items]
Borrowings outstanding					$ 35,095
Property and equipment, net					45,055	$ 74,147
Annual lease base rate					2,459	2,991
Investment in equity securities of privately-held company					1,000	$ 5,000
Van Nuys Production Facility [Member]
Subsequent Event [Line Items]
Property and equipment, net					4,800
Lease term	5 years
Term Loan [Member]
Subsequent Event [Line Items]
Partial prepayment on term loan			$ 15,000
Percentage of repayment of debt instrument			5.00%
Financial covenants, minimum revenue required, thereafter till maturity		$ 24,000
Financial covenants, minimum revenue required till consent effective date through and including March 31, 2024		19,000
Borrowings outstanding					$ 35,500
Subsequent Event [Member] | Van Nuys Production Facility [Member]
Subsequent Event [Line Items]
Proceed from sale of plant and equipment	$ 6,200
Number of lease options | Option	2
Annual lease base rate	$ 300
Lease term	5 years
Lease extend period	3 years
Subsequent Event [Member] | Term Loan [Member]
Subsequent Event [Line Items]
Partial prepayment on term loan		$ 1,000
Percentage of repayment of debt instrument		3.00%
Financial covenants, minimum revenue required, thereafter till maturity	$ 22,000
Financial covenants, minimum revenue required till consent effective date through and including March 31, 2024	17,000
Borrowings outstanding	28,600
Investment in equity securities of privately-held company		$ 1,000
Subsequent Event [Member] | Term Loan [Member] | Van Nuys Production Facility [Member]
Subsequent Event [Line Items]
Partial prepayment on term loan	$ 5,500
Percentage of repayment of debt instrument	3.00%
Increase in lease cost every year	3.00%
Scenario Forecast [Member]
Subsequent Event [Line Items]
Termination benefits costs				$ 1,700